Discontinued operations	12 Months Ended
Dec. 31, 2013
Discontinued Operations and Disposal Groups [Abstract]
Discontinued operations
Discontinued operations
As part of its ongoing strategic evaluation of operations, the Company sold its pipeline related assets and piling related assets and liabilities and discontinued the operations of these businesses. Prior to this decision, the Company had two reportable business segments consisting of Heavy Construction and Mining and Commercial and Industrial Construction. The Commercial and Industrial Construction segment was comprised of pipeline and piling operations. The operations of the discontinued Commercial and Industrial Construction segment are summarized in this note.
a) Pipeline
On November 22, 2012, the Company reached an agreement with an independent third party to sell its pipeline related assets for total consideration of $16,250. The selling costs were $781 rendering net proceeds of $15,469. The Company does not have any significant continuing involvement in the operations of pipeline. For all periods presented, the results of its pipeline operations and cash flows have been reported as discontinued operations.
The results of pipeline discontinued operations are summarized as follows:

Year ended December 31,	2013	2012
Revenue	$—	$84,399
Project costs	1,321	93,442
Depreciation	—	556
Gross loss	$(1,321)	$(9,599)
General and administrative expenses	312	1,277
Loss (gain) on disposal of property, plant and equipment	63	(438)
Recovery of previously expensed tools, supplies and equipment parts	—	(1,095)
Gain on sale of inventory	(46)	(668)
Operating loss	$(1,650)	$(8,675)
Interest expense	—	962
Loss before income taxes	$(1,650)	$(9,637)
Deferred income tax benefit	(510)	(2,003)
Net loss from discontinued operations	$(1,140)	$(7,634)
Cash (used in) provided by the pipeline discontinued operations is summarized as follows:

Year ended December 31,	2013	2012
Operating activities	$(1,587)	$(8,267)
Investing activities	—	11,197
	$(1,587)	$2,930

b) Piling
On July 12, 2013, the Company sold its piling related assets and liabilities, excluding accounts receivable and unbilled revenue on a certain customer contract, and exited the piling, foundation, pipeline anchor and tank services businesses, for proceeds of $227,500. The selling and disposal costs were $8,102 rendering net proceeds of $219,392. The terms of the agreement entitle the Company to additional proceeds of up to $92,500 over the next three years, contingent on the Purchaser achieving certain "net income before interest expense, income taxes, depreciation and amortization" (EBITDA) thresholds from the assets and liabilities sold. These contingent proceeds will be recognized as the piling business EBITDA targets are achieved. The assets and liabilities being sold were classified as held for sale on the Consolidated Balance Sheets prior to the close of the sale. For all periods presented, the results of piling operations and cash flows are included in discontinued operations. The Company does not have any significant continuing involvement in piling operations.
The following table summarizes the transaction:

Proceeds	$227,500
Working capital adjustment	(5,863)
Capital lease liability	5,869
Selling and disposal costs	8,102
Net proceeds	$219,392
Non-cash working capital	33,699
Property, plant and equipment, net	56,377
Intangibles	4,219
Goodwill	32,901
Capital lease obligation	(5,869)
Net gain	$98,065
The results of piling discontinued operations are summarized as follows:

Year ended December 31,	2013	2012
Revenue	$98,735	$242,106
Project costs	79,472	178,970
Equipment operating lease expense	1,242	2,315
Depreciation	706	3,706
Gross profit	$17,315	$57,115
General and administrative expenses	6,857	12,518
Amortization of intangible assets	351	1,410
Gain on disposal of piling assets and liabilities	(98,065)	—
Operating income	$108,172	$43,187
Interest expense	4,758	7,557
Income before income taxes	$103,414	$35,630
Current income tax expense	164	—
Deferred income tax expense	14,879	9,173
Net income from discontinued operations	$88,371	$26,457
Cash provided by (used in) the piling discontinued operations is summarized as follows:

Year ended December 31,	2013	2012
Operating activities	$47,326	$6,373
Investing activities	182,836	(5,270)
Financing activities	(271)	(720)
	$229,891	$383